Supplement dated March 19, 2015, to the Wilmington Funds (the “Funds” or the “Trust”) Statement of Additional Information dated August 31, 2014, as amended December 1, 2014 (the “SAl”)

1. Effective March 12, 2015, Anna M. Bencrowsky resigned as Chief Compliance Officer (“CCO”) and Anti-Money Laundering (“AML”) Officer of the Trust.

2. At a Board Meeting of the Board of Trustees (the “Board”) of the Trust held on March 12, 2015, the Trustees, including a majority of the Interested Trustees, voted unanimously to appoint Mary Ellen Reilly to serve as CCO and as AML Officer of the Trust.

(a) Effective March 12, 2015, the following amends and supplements certain information on page 74 of the SAl under the section entitled “Who Manages and Provides Services to the Funds?” and the subsection entitled “Officers Background and Compensation.”

To assist them in evaluating matters under federal and state law, the Independent Trustees may benefit from information provided by counsel to the Trust. The Board and its committees have the ability to engage other experts as appropriate. The Board evaluates its performance on an annual basis.

OFFICERS BACKGROUND AND COMPENSATION

Name Address Birth year Position With Trust	Principal Occupations for Past Five Years and Previous Positions	Total Compensation From Trust*
Christopher D. Randall Birth year: 1965	Principal Occupations: President and Chief Executive Officer of Wilmington Trust Investment Advisors, Inc.; President of Wilmington Trust Investment Management, LLC; Director of Wilmington Funds Management Corporation; Senior Vice President of M&T Bank.	—

President Began serving: September 2014	Previous Positions: Senior Vice President, Head of Asset Management and Retirement Services (2012 to 2014); President, Mid-Atlantic Division, Wilmington Trust, N.A. (2011 to 2012); President, M&T Securities, Inc. (2009 to 2011).

Michael D. Daniels Birth year: 1967	Principal Occupations: Chief Operating Officer, Wilmington Funds and Wilmington Trust Investment Advisors, Inc.; Administrative Vice President, M&T Bank.	—

Chief Operating Officer Began serving: June 2007	Previous Positions: Senior Vice President, MSD&T and MCA (2006 to 2007); Vice President, Calamos Asset Management (2004 to 2006); Vice President, JP Morgan Chase Bank (2002 to 2004).

Jeffrey M. Seling Birth year: 1970 Assistant Treasurer Began serving: June 2013	Principal Occupations: Vice President, M&T Bank and Wilmington Trust Investment Advisors, Inc.; Assistant Treasurer, Wilmington Funds Previous Positions: Vice President, MSD&T; Assistant Vice President, Wells Fargo Bank; Assistant Vice President, JP Morgan Chase Bank.	—

Vice President Began serving: June 2007

John C. McDonnell Birth Year: 1966	Principal Occupations: Vice President, Wilmington Funds Management Corporation (2005 to present); Vice President, Wilmington Trust Investment Advisors, Inc. (2012 to present).	—

Vice President and Assistant Treasurer Began serving: June 2013	Previous Positions: Vice President, Wilmington Trust Investment Management, LLC (2005 to 2012); Audit Senior, Deloitte LLP (2004 to 2005); Assistant Vice President, 1838 Investment Advisors, LP (1999 to 2004).

Mary Ellen Reilly Birth year: 1970	Principal Occupation: Chief Compliance Officer and Anti-Money Laundering Officer, Wilmington Funds; Administrative Vice President, M&T Bank.	—

Chief Compliance Officer and AML Compliance Officer Began serving: March 2015	Previous Positions: Administrative Vice President, M&T Bank, and Program Director, Buffalo Promise. Neighborhood (2013-2015); Vice President, M&T Bank, and Product Manager, Wilmington Trust Retirement and Institutional Services Company (2010-2013); Vice President, M&T Bank, and Risk Manager, M&T Investment Group (2006-2010)

Eric B. Paul Birth year: 1974	Principal Occupations: Administrative Vice President, M&T Bank (2003 to present); Director of Proprietary Products, M&T Bank (2008 to present).	—

Vice President Began serving: June 2008

Ralph V. Partlow, III 25 South Charles Street, 22nd floor Baltimore, MD 21201 Birth year: 1957	Principal Occupation: Administrative Vice President and Deputy General Counsel, M&T Bank (2003 to present). Previous Positions: Vice President and Senior Counsel, Allfirst Bank (1995 to 2003).	—

Vice President Began serving: June 2010

Christopher W. Roleke 10 High Street, Suite 302 Boston, MA 02110 Birth year: 1972	Principal Occupations: Fund Principal Financial Officer, Foreside Management Services, LLC (2011 to present). Previous Positions: Assistant Vice President, JP Morgan Investor Services Co. (2006 to 2011).	—

Chief Financial Officer and Treasurer Began serving: July 2013

Lisa R. Grosswirth 101 Barclay Street, 13E New York, NY 10286 Birth year: 1963	Principal Occupations: Vice President, BNY Mellon Asset Servicing (2004 to present). Previous Positions: Supervisory Paralegal, The Dreyfus Corporation (1998 to 2004).	—

Secretary Began serving: September 2007

Richard J. Berthy Three Canal Plaza, Suite 100 Portland, ME 04101 Birth year: 1958	Principal Occupations: Chief Executive Officer, Foreside Financial Group, LLC (2012 to present). Previous Positions: President, Foreside Financial Group, LLC (2008 to 2012); Chief Administrative Officer, Foreside Financial Group, LLC (2005 to 2008); President and Secretary, Bainbridge Capital Management, LLC (2003 to 2006); Vice President, Bainbridge Capital Management (2002 to 2004).	—

Chief Executive Officer Began serving: September 2007

*	Officers do not receive any compensation from the Trust.

(b) Effective March 12, 2015, the information in the SAI related to Anna M. Bencrowsky is hereby deleted.

Please keep this Supplement for future reference